Income Taxes	12 Months Ended
Apr. 29, 2017
Income Taxes
13.	Income Taxes

Income before income taxes for fiscal 2017, fiscal 2016 and fiscal 2015 are as follows:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Domestic operations	$47,127	6,827	68,535
Foreign operations	(328)	(941)	3,981

Total income before taxes	$46,799	5,886	72,516

Income tax provisions (benefits) for fiscal 2017, fiscal 2016 and fiscal 2015 are as follows:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Current:
Federal	$3,722	(47,053)	39,514
State	(7,480)	3,908	2,674
Foreign	—	(273)	1,314

Total current	(3,758)	(43,418)	43,502

Deferred:
Federal	25,724	21,570	6,099
State	2,810	13,018	(10,001)
Foreign	—	16	44

Total deferred	28,534	34,604	(3,858)

Total	$24,776	(8,814)	39,644

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	10.0	8.3	10.8
Change to unrecognized tax benefits	(5.9)	(111.3)	0.2
Excess executive compensation	0.3	8.0	3.7
Meals and entertainment disallowance	0.5	5.1	1.1
Tax credits	—	(76.3)	(3.9)
Joint venture net loss allocation	—	—	33.1
Change in valuation allowance	(1.2)	108.6	(19.8)
Changes in deferred taxes and payables	7.0	(134.8)	(5.4)
Amounts not deductible for tax	1.9	—	—
State law changes	3.1	4.7	—
Other, net	2.2	3.0	(0.1)

Effective income tax rate	52.9%	(149.7)%	54.7%

The Company recorded an income tax provision of $24,776 in fiscal 2017 compared with an income tax benefit of $8,814 and income tax provision of $39,644 in fiscal 2016 and fiscal 2015, respectively. The Company’s effective tax rate was 52.9%, (149.7)% and 54.7% in fiscal 2017, fiscal 2016 and fiscal 2015, respectively. The primary drivers of the effective tax rate in fiscal 2017 include changes in uncertain tax positions and changes in deferred taxes and payables. The Company continues to maintain a valuation allowance against certain state items.

In fiscal 2016, the effective rate reconciliation percentages are impacted by the Company’s lower pre-tax earnings as compared to fiscal 2015. In fiscal 2016, as shown above in the Changes in deferred taxes and payables, Changes to unrecognized tax benefits and Changes in valuation allowance, certain adjustments to earnings were recorded to correct immaterial errors attributable to prior fiscal years. The Company has evaluated the effects of these errors, both qualitatively and quantitatively, and concluded that the correction of these errors in prior period amounts was not material to the current period or any previously reported periods, including quarterly reporting.

The joint venture net loss allocation identified in the table above refers to our obligation under the joint venture with Microsoft and Pearson that was terminated in fiscal 2015 to allocate items of loss and expense to Microsoft for income tax purposes. In fiscal 2015, this commitment resulted in an additional allocation for tax purposes of $105,542 of joint venture losses to Microsoft.

The Company accounts for income taxes using the asset and liability method. Deferred taxes are recorded based on differences between the financial statement basis and tax basis of assets and liabilities and available tax loss and credit carryforwards. At April 29, 2017 and April 30, 2016, the significant components of the Company’s deferred taxes consisted of the following:

	April 29, 2017	April 30, 2016
Deferred tax assets:
Accrued liabilities	$110,029	$124,475
Inventory	—	3,844
Insurance liability	7,973	8,392
Loss and credit carryovers	31,221	31,100
Lease transactions	7,131	13,813
Pension and post-retirement healthcare	581	670
Stock-based compensation	3,182	1,918
Other	1,379	503

Gross deferred tax assets	161,496	184,715

Valuation allowance	(7,644)	(7,903)

Net deferred tax assets	153,852	176,812

Deferred tax liabilities:
Prepaid expenses	(4,670)	(5,678)
Goodwill and intangible asset amortization	(140,270)	(133,267)
Inventory	(2,608)	—
Investment in Barnes & Noble.com	(78,756)	(78,650)
Depreciation	(13,680)	(13,234)

Gross deferred tax liabilities	(239,984)	(230,829)

Net deferred tax liabilities	$(86,132)	$(54,017)

In assessing the realizability of the deferred tax assets, management considered whether it is more likely than not that some or all of the deferred tax assets would be realized. In evaluating the Company’s ability to utilize its deferred tax assets, it considered all available evidence, both positive and negative, in determining future taxable income on a jurisdiction by jurisdiction basis. The Company has recorded a valuation allowance of $7,644 and $7,903 at April 29, 2017 and April 30, 2016, respectively. The $259 decrease in the valuation allowance during fiscal 2017 is due principally to the reclassification between uncertain tax positions and valuation allowance.

At April 29, 2017, the Company had federal net operating loss carryforwards (NOLs) of approximately $53,222 and state net operating loss carryforwards of $88,217 that are available to offset taxable income in its respective taxing jurisdictions. The federal net operating losses begin to expire in 2019 through 2024. The utilization of federal net operating loss carryforward is limited to approximately $6,653 on an annual basis. NOLs not used during a particular period may be carried forward to future years, though not beyond the expiration years. Additionally, the Company had approximately $87,876 of state NOLs that have no annual limitation and expire beginning in 2030. The Company had state tax credits totaling $6,386, which have an indefinite life.

The Company has $4,219 and $3,943 of federal and state net operating losses, respectively, that are primarily windfall excess tax benefits related to stock-based compensation expense, the benefit of which, if realized, will be an increase to additional paid-in capital as opposed to a reduction in income tax expense.

As of April 29, 2017, the Company had $9,419 of unrecognized tax benefits, all of which, if recognized, would affect the Company’s effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2017, fiscal 2016 and fiscal 2015 is as follows:

Balance at May 3, 2014	$19,155
Additions for tax positions of the current period	731
Additions for tax positions of prior periods	—
Reductions due to settlements	—
Reductions for tax positions of prior periods	(1,504)

Balance at May 2, 2015	$18,382
Additions for tax positions of the current period	238
Additions for tax positions of prior periods	7,433
Reductions due to settlements	(5,980)
Reductions for tax positions of prior periods	(5,501)

Balance at April 30, 2016	$14,572
Additions for tax positions of the current period	337
Additions for tax positions of prior periods	1,644
Reductions due to settlements	—
Reductions for tax positions of prior periods	(7,134)

Balance at April 29, 2017	$9,419

The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company recorded net interest and penalties (benefit) expense of approximately $(2,860), $(7,774) and $1,394 during fiscal 2017, fiscal 2016 and fiscal 2015, respectively. As of April 29, 2017 and April 30, 2016, the Company had net accrued interest and penalties of $1,561 and $4,226, respectively.

The amount of unrecognized tax benefits decreased primarily due to the expiration of various state statutes. Further, we believe that it is reasonably possible that the total amount of unrecognized tax benefits at April 29, 2017 could decrease by approximately $3,740 within the next 12 months as a result of settlement of certain tax audits or lapses of statutes of limitations, which could impact the effective tax rate.

During fiscal 2017, the Company finalized the liquidation of its foreign subsidiary operations. The Company no longer has unremitted foreign earnings as of the balance sheet date.

The Company is subject to U.S. federal income tax as well as income tax in jurisdictions of each state having an income tax. The tax years that remain subject to examination are primarily from fiscal 2014 and forward. Some earlier years remain open for a small minority of states.